UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Steven I. Koszalka

American Funds Emerging Markets Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2018
unaudited
Bonds, notes & other debt instruments 94.62% Bonds & notes of governments & government agencies outside the U.S. 88.43%	Principal amount (000)	Value (000)
Argentine Republic 4.00% 2020[1]	ARS34,000	$972
Argentine Republic (Argentina Central Bank 7-Day Repo Reference Rate) 42.819% 2020[2]	12,000	347
Argentine Republic 2.50% 2021[1]	50,899	1,094
Argentine Republic 6.875% 2021	$2,800	2,686
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 27.947% 2022[2]	ARS56,476	1,342
Argentine Republic 7.50% 2026	$9,800	8,747
Argentine Republic 5.875% 2028	2,000	1,589
Argentine Republic 7.82% 2033[3,4]	€1,238	1,378
Argentine Republic 0% 2035	$600	25
Argentine Republic 6.875% 2048	380	295
Armenia (Republic of) 7.15% 2025[5]	400	424
Bahrain (Kingdom of) 6.125% 2023	3,650	3,715
Bahrain (Kingdom of) 6.75% 2029[5]	1,540	1,501
Bank of Thailand 1.49% 2019	THB144,260	4,450
Bank of Thailand 1.50% 2019	15,230	471
Bank of Thailand 1.34% 2020	70,000	2,148
Belarus (Republic of) 6.875% 2023[5]	$415	436
Brazil (Federative Republic of) 0% 2020	BRL8,430	1,800
Brazil (Federative Republic of) 0% 2021	34,350	6,563
Brazil (Federative Republic of) 10.00% 2021	12,000	3,003
Brazil (Federative Republic of) 10.00% 2023	36,440	8,775
Brazil (Federative Republic of) 10.00% 2025	50,875	11,886
Brazil (Federative Republic of) 6.00% 2055[1]	9,656	2,366
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 35.686% 2028[2]	ARS74,344	1,575
Chile (Banco Central de) 4.50% 2026	CLP645,000	982
Colombia (Republic of) 3.875% 2027	$800	777
Colombia (Republic of), Series UVL, 3.50% 2021[1]	COP1,682,323	638
Colombia (Republic of), Series B, 7.00% 2022	4,989,400	1,758
Colombia (Republic of), Series B, 6.25% 2025	25,750,000	8,592
Colombia (Republic of), Series B, 7.50% 2026	15,462,800	5,497
Colombia (Republic of), Series B, 7.75% 2030	490,000	175
Cote d’Ivoire (Republic of) 5.375% 2024[5]	$900	865
Cote d’Ivoire (Republic of) 5.25% 2030[3]	€8,550	9,470
Cote d’Ivoire (Republic of) 5.75% 2032[3,4]	$278	263
Cote d’Ivoire (Republic of) 6.125% 2033[3,5]	1,000	917
Dominican Republic 7.50% 2021[3]	550	577
Dominican Republic 10.50% 2023	DOP39,300	802
Dominican Republic 11.50% 2024	10,000	213
Dominican Republic 5.50% 2025	$3,480	3,502
Dominican Republic 6.875% 2026[5]	1,200	1,284
Dominican Republic 6.875% 2026	1,200	1,284
Dominican Republic 10.375% 2026	DOP9,600	193
Dominican Republic 5.95% 2027[5]	$3,600	3,680
Dominican Republic 5.95% 2027	2,000	2,045
Dominican Republic 11.25% 2027	DOP13,200	279
Dominican Republic 6.85% 2045[5]	$600	610
Egypt (Arab Republic of) 6.125% 2022	2,000	2,006
American Funds Emerging Markets Bond Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.577% 2023[5]	$2,100	$2,041
Egypt (Arab Republic of) 14.80% 2023	EGP42,400	2,089
Egypt (Arab Republic of) 17.20% 2023	35,600	1,896
Egypt (Arab Republic of) 5.875% 2025	$2,500	2,395
Egypt (Arab Republic of) 7.50% 2027[5]	4,000	4,083
Egypt (Arab Republic of) 15.70% 2027	EGP52,700	2,583
Egypt (Arab Republic of) 6.588% 2028[5]	$2,100	2,014
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,601
Egypt (Arab Republic of) 8.50% 2047[5]	$200	201
Ethiopia (Federal Democratic Republic of) 6.625% 2024	3,500	3,557
European Bank for Reconstruction & Dev. 7.375% 2019	IDR7,190,000	477
Ghana (Republic of) 21.00% 2019	GHS400	83
Ghana (Republic of) 24.00% 2019	105	23
Ghana (Republic of) 24.75% 2019	500	104
Ghana (Republic of) 21.00% 2020	2,590	545
Ghana (Republic of) 24.50% 2021	5,000	1,110
Ghana (Republic of) 24.75% 2021	25,895	5,767
Ghana (Republic of) 7.875% 2023	$200	210
Ghana (Republic of) 16.50% 2023	GHS7,800	1,405
Ghana (Republic of) 19.75% 2024	1,100	216
Ghana (Republic of) 8.125% 2026[3,5]	$500	521
Ghana (Republic of) 19.00% 2026	GHS14,330	2,682
Guatemala (Republic of) 4.50% 2026	$400	382
Guatemala (Republic of) 4.375% 2027	5,125	4,824
Guatemala (Republic of) 4.875% 2028	2,300	2,248
Honduras (Republic of) 8.75% 2020	400	438
Honduras (Republic of) 6.25% 2027	6,900	7,116
Honduras (Republic of) 6.25% 2027[5]	2,975	3,068
Hungary 5.375% 2024	290	311
India (Republic of) 7.80% 2021	INR82,560	1,136
India (Republic of) 6.84% 2022	570,000	7,540
India (Republic of) 7.16% 2023	310,000	4,124
India (Republic of) 7.68% 2023	70,000	947
India (Republic of) 7.17% 2028	125,000	1,629
India (Republic of) 8.60% 2028	43,140	613
India (Republic of) 7.59% 2029	303,100	4,000
India (Republic of) 7.61% 2030	72,350	959
India (Republic of) 7.73% 2034	11,000	144
Indonesia (Republic of) 3.375% 2023	$1,300	1,267
Indonesia (Republic of) 5.875% 2024	800	859
Indonesia (Republic of) 4.75% 2026	800	813
Indonesia (Republic of) 3.75% 2028	€2,900	3,696
Indonesia (Republic of), Series 61, 7.00% 2022	IDR10,000,000	657
Indonesia (Republic of), Series 70, 8.375% 2024	125,991,000	8,535
Indonesia (Republic of), Series 56, 8.375% 2026	7,050,000	479
Indonesia (Republic of), Series 59, 7.00% 2027	68,394,000	4,257
Indonesia (Republic of), Series 64, 6.125% 2028	178,418,000	10,432
Indonesia (Republic of), Series 71, 9.00% 2029	40,000,000	2,822
Indonesia (Republic of), Series 72, 8.25% 2036	17,425,000	1,143
Iraq (Republic of) 6.752% 2023[5]	$5,505	5,515
Iraq (Republic of) 5.80% 2028[3]	250	238
Jordan (Hashemite Kingdom of) 6.125% 2026	200	197
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	4,800	4,561
Kazakhstan (Republic of) 3.875% 2024	500	508
Kazakhstan (Republic of) 5.125% 2025	300	324
American Funds Emerging Markets Bond Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kazakhstan (Republic of) 6.50% 2045	$2,900	$3,581
Kenya (Republic of) 5.875% 2019	800	810
Kenya (Republic of) 6.875% 2024	7,225	7,258
Kenya (Republic of) 12.50% 2024[3]	KES276,000	2,849
Kenya (Republic of) 7.25% 2028[5]	$1,725	1,684
Kenya (Republic of) 8.25% 2048[5]	660	639
Kuwait (State of) 2.75% 2022[5]	900	880
Maharashtra (State of) 8.12% 2025	INR20,210	271
Maharashtra (State of) 7.25% 2026	100,000	1,270
Maharashtra (State of) 8.51% 2026	14,000	194
Malaysia (Federation of), Series 0612, 3.492% 2020	MYR2,900	701
Malaysia (Federation of), Series 0314, 4.048% 2021	4,000	978
Malaysia (Federation of), Series 0215, 3.795% 2022	8,200	1,985
Malaysia (Federation of), Series 0217, 4.059% 2024	24,300	5,898
Malaysia (Federation of), Series 0114, 4.181% 2024	2,000	489
Malaysia (Federation of), Series 0316, 3.90% 2026	31,917	7,590
Malaysia (Federation of), Series 0311, 4.392% 2026	4,100	1,006
Malaysia (Federation of), Series 0212, 3.892% 2027	11,033	2,613
Malaysia (Federation of), Series 0310, 4.498% 2030	285	69
Malaysia (Federation of), Series 0415, 4.254% 2035	20,200	4,637
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	589
Morocco (Kingdom of) 4.25% 2022	$4,250	4,265
National Highways Authority of India 7.17% 2021	INR30,000	395
Nigeria (Republic of) 6.75% 2021	$3,900	4,058
Nigeria (Republic of) 6.75% 2021[5]	1,000	1,040
Nigeria (Republic of) 16.39% 2022	NGN250,000	719
Nigeria (Republic of) 14.2% 2024	485,000	1,296
Nigeria (Republic of) 6.50% 2027[5]	$235	227
Nigeria (Republic of) 16.288% 2027	NGN1,746,900	5,074
Nigeria (Republic of) 12.40% 2036	260,000	596
Nigeria (Republic of) 7.625% 2047[5]	$205	197
Pakistan (Islamic Republic of) 7.25% 2019	2,500	2,512
Pakistan (Islamic Republic of) 5.50% 2021[5]	900	875
Pakistan (Islamic Republic of) 5.625% 2022[5]	1,200	1,154
Pakistan (Islamic Republic of) 8.25% 2024	700	733
Pakistan (Islamic Republic of) 8.25% 2025	2,350	2,454
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,400	1,333
Panama (Republic of) 4.50% 2047[3]	7,700	7,731
Panama (Republic of) 4.50% 2050[3]	1,925	1,913
Paraguay (Republic of) 4.625% 2023	700	708
Paraguay (Republic of) 5.00% 2026[5]	2,400	2,442
Paraguay (Republic of) 5.00% 2026	1,920	1,954
Paraguay (Republic of) 4.70% 2027[5]	1,100	1,100
Paraguay (Republic of) 5.60% 2048[5]	5,130	5,117
Peru (Republic of) 5.70% 2024	PEN6,000	1,896
Peru (Republic of) 4.125% 2027	$2,965	3,064
Peru (Republic of) 6.35% 2028	PEN18,800	5,996
Peru (Republic of) 6.35% 2028	3,400	1,084
Peru (Republic of) 6.15% 2032	18,805	5,821
Poland (Republic of) 4.00% 2024	$2,800	2,859
Poland (Republic of) 3.25% 2026	1,900	1,847
Poland (Republic of), Series 0420, 1.50% 2020	PLN46,500	12,636
Poland (Republic of), Series 0922, 5.75% 2022	18,200	5,583
Poland (Republic of), Series 0726, 2.50% 2026	12,500	3,251
Portuguese Republic 5.125% 2024	$1,000	1,048
American Funds Emerging Markets Bond Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.875% 2023[5]	$2,440	$2,462
Qatar (State of) 4.50% 2028[5]	2,900	2,990
Qatar (State of) 5.103% 2048[5]	1,800	1,876
Romania 4.00% 2021	RON9,500	2,358
Romania 4.75% 2025	9,300	2,359
Romania 3.375% 2038	€2,725	2,982
Romania 5.125% 2048[5]	$1,900	1,874
Russian Federation 7.50% 2021	RUB626,600	9,489
Russian Federation 7.00% 2023	499,000	7,356
Russian Federation 8.15% 2027	611,700	9,223
Russian Federation 4.375% 2029[5]	$6,600	6,344
Russian Federation 8.50% 2031	RUB312,850	4,790
Russian Federation 5.25% 2047	$6,400	6,151
Saudi Arabia (Kingdom of) 3.25% 2026[5]	2,300	2,166
Saudi Arabia (Kingdom of) 3.625% 2028[5]	1,200	1,146
Senegal (Republic of) 6.25% 2024	1,500	1,518
Senegal (Republic of) 4.75% 2028[3]	€5,300	5,974
South Africa (Republic of) 4.665% 2024	$1,500	1,468
South Africa (Republic of) 2.00% 2025[1]	ZAR7,350	493
South Africa (Republic of) 8.25% 2032	42,000	2,677
South Africa (Republic of) 8.50% 2037	47,400	2,984
South Africa (Republic of), Series R-186, 10.50% 2026	194,600	14,919
South Africa (Republic of), Series R-214, 6.50% 2041	170,395	8,399
South Africa (Republic of), Series R-2048, 8.75% 2048	164,400	10,337
South Korea (Republic of), Series 2209, 2.00% 2022	KRW4,400,000	3,943
South Korea (Republic of), Series 2712, 2.375% 2027	2,064,750	1,862
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$1,900	1,904
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	500	502
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]	1,700	1,658
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,700	2,579
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	900	891
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[5]	1,350	1,332
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,000	987
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	2,900	2,733
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[5]	2,800	2,639
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[5]	2,045	1,984
Thailand (Kingdom of) 1.20% 2021[1]	THB56,549	1,746
Thailand (Kingdom of) 1.875% 2022	217,500	6,645
Thailand (Kingdom of) 3.85% 2025	36,600	1,227
Thailand (Kingdom of) 2.125% 2026	338,550	10,074
Thailand (Kingdom of) 3.40% 2036	170,000	5,371
Turkey (Republic of) 10.50% 2020	TRY7,400	1,050
Turkey (Republic of) 9.20% 2021	15,600	1,895
Turkey (Republic of) 6.25% 2022	$6,200	6,085
Turkey (Republic of) 8.50% 2022	TRY3,900	419
Turkey (Republic of) 9.50% 2022	5,925	706
Turkey (Republic of) 10.70% 2022	20,000	2,368
Turkey (Republic of) 11.00% 2022	975	120
Turkey (Republic of) 2.00% 2024[1]	12,859	1,901
Turkey (Republic of) 5.75% 2024	$3,100	2,926
Turkey (Republic of) 9.00% 2024	TRY11,525	1,392
Turkey (Republic of) 7.375% 2025	$800	810
Turkey (Republic of) 8.00% 2025	TRY6,200	640
Turkey (Republic of) 2.70% 2026[1]	7,357	1,142
Turkey (Republic of) 4.25% 2026	$2,950	2,479
American Funds Emerging Markets Bond Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 4.875% 2026	$4,900	$4,213
Turkey (Republic of) 6.125% 2028	600	542
Turkey (Republic of) 5.75% 2047	2,750	2,152
United Mexican States 4.50% 2025[1]	MXN18,326	1,037
United Mexican States 4.15% 2027	$1,730	1,706
United Mexican States 3.75% 2028	1,000	954
United Mexican States 4.00% 2046[1]	MXN56,201	3,118
United Mexican States 4.60% 2046	$550	514
United Mexican States 5.75% 2110	450	456
United Mexican States, Series M, 6.50% 2021	MXN202,200	10,486
United Mexican States, Series M, 6.50% 2022	255,400	13,111
United Mexican States, Series M, 8.00% 2023	210,300	11,356
United Mexican States, Series M20, 10.00% 2024	157,000	9,307
United Mexican States, Series M, 5.75% 2026	142,100	6,705
United Mexican States, Series M, 7.50% 2027	87,000	4,527
Uruguay (Oriental Republic of) 9.875% 2022	UYU119,576	3,576
Uruguay (Oriental Republic of) 9.875% 2022	101,603	3,038
Uruguay (Oriental Republic of) 4.375% 2028[1,3]	130,930	4,288
Uruguay (Oriental Republic of) 8.50% 2028	128,920	3,394
Uruguay (Oriental Republic of) 8.50% 2028	28,694	755
Venezuela (Bolivarian Republic of) 7.75% 2019[2]	$3,010	803
Venezuela (Bolivarian Republic of) 6.00% 2020[2]	902	242
Venezuela (Bolivarian Republic of) 12.75% 2022[3]	150	42
Venezuela (Bolivarian Republic of) 9.00% 2023	1,204	331
Venezuela (Bolivarian Republic of) 8.25% 2024	602	164
Venezuela (Bolivarian Republic of) 7.65% 2025[2]	150	41
Venezuela (Bolivarian Republic of) 11.75% 2026	225	64
Venezuela (Bolivarian Republic of) 9.25% 2027	602	169
Venezuela (Bolivarian Republic of) 9.25% 2028	300	81
Venezuela (Bolivarian Republic of) 11.95% 2031[3]	377	107
Zambia (Republic of) 11.00% 2021[6]	ZMW19,800	1,180
Zambia (Republic of) 11.00% 2021[6]	19,170	1,114
Zambia (Republic of) 11.00% 2021[6]	305	17
Zambia (Republic of) 11.00% 2022[6]	3,700	204
Zambia (Republic of) 8.50% 2024	$450	323
Zambia (Republic of) 13.00% 2026	ZMW1,600	75
Zambia (Republic of) 8.97% 2027[3]	$300	215
		649,103
Corporate bonds & notes 5.82% Energy 3.20%
KazMunayGas National Co JSC 4.75% 2027	3,300	3,315
Petrobras Global Finance Co. 6.125% 2022	413	427
Petrobras Global Finance Co. 4.375% 2023	3,775	3,595
Petrobras Global Finance Co. 6.25% 2024	25	25
Petrobras Global Finance Co. 5.299% 2025	850	796
Petrobras Global Finance Co. 8.75% 2026	5,650	6,198
Petrobras Global Finance Co. 6.85% 2115	205	176
Petróleos Mexicanos 5.375% 2022	2,150	2,220
Petróleos Mexicanos 7.19% 2024	MXN73,770	3,421
Petróleos Mexicanos 6.875% 2026	$950	1,005
Petróleos Mexicanos 7.47% 2026	MXN42,900	1,960
American Funds Emerging Markets Bond Fund — Page 5 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.35% 2048[5]	$208	$192
YPF SA 8.50% 2025	200	196
		23,526
Utilities 1.35%
Cemig Geração e Transmissão SA 9.25% 2024[5]	420	434
Colbun SA 3.95% 2027[5]	670	638
Enel Chile SA 4.875% 2028	3,250	3,287
Enersis Américas SA 4.00% 2026	615	587
State Grid Overseas Investment Ltd. 3.50% 2027[5]	4,230	4,033
State Grid Overseas Investment Ltd. 3.50% 2027	1,000	953
		9,932
Financials 0.59%
Bangkok Bank PCL 4.05% 2024[5]	2,300	2,300
Bangkok Bank PCL 4.45% 2028[5]	2,000	2,005
		4,305
Industrials 0.57%
Autoridad del Canal de Panama 4.95% 2035[3]	400	415
DP World Crescent 4.848% 2028[5]	3,800	3,773
		4,188
Materials 0.11%
Vale SA 6.25% 2026	735	807
Total corporate bonds & notes		42,758
U.S. Treasury bonds & notes 0.37% U.S. Treasury inflation-protected securities 0.23%
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	1,728	1,706
U.S. Treasury 0.14%
U.S. Treasury 2.00% 2020	1,000	991
Total U.S. Treasury bonds & notes		2,697
Total bonds, notes & other debt instruments (cost: $763,807,000)		694,558
Short-term securities 3.34%
Egyptian Treasury Bills 15.11%–16.86% due 10/2/2018–1/22/2019	EGP199,750	10,906
Federal Home Loan Bank 2.00% due 10/1/2018	$5,200	5,199
Nigerian Treasury Bills 11.48%–14.77% due 10/18/2018–9/19/2019	NGN3,176,670	8,400
Total short-term securities (cost: $24,658,000)		24,505
Total investment securities 97.96% (cost: $788,465,000)		719,063
Other assets less liabilities 2.04%		14,938
Net assets 100.00%		$734,001
American Funds Emerging Markets Bond Fund — Page 6 of 9

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
THB122,100	USD3,766	Citibank	10/3/2018	$10
USD4,784	THB155,000	JPMorgan Chase	10/3/2018	(10)
USD1,921	INR135,040	Citibank	10/5/2018	60
USD149	INR10,500	Citibank	10/5/2018	4
USD149	INR10,500	Morgan Stanley	10/5/2018	4
KRW4,322,600	USD3,912	Goldman Sachs	10/5/2018	(14)
USD3,851	KRW4,322,600	Morgan Stanley	10/5/2018	(47)
USD2,790	INR202,000	Citibank	10/15/2018	10
USD1,427	ZAR21,700	Morgan Stanley	10/15/2018	(103)
USD2,879	MXN55,900	Citibank	10/17/2018	(99)
USD2,860	BRL11,925	Citibank	10/18/2018	(88)
USD3,225	ZAR48,375	JPMorgan Chase	10/19/2018	(186)
ZAR11,130	USD774	Bank of America, N.A.	10/22/2018	10
USD976	MYR4,050	JPMorgan Chase	10/22/2018	(2)
MYR4,050	USD981	JPMorgan Chase	10/22/2018	(2)
USD1,967	THB64,000	Citibank	10/22/2018	(14)
USD752	ZAR11,130	JPMorgan Chase	10/22/2018	(32)
USD1,949	ZAR29,050	Citibank	10/24/2018	(98)
USD3,307	INR240,000	JPMorgan Chase	10/29/2018	10
USD2,065	INR149,900	JPMorgan Chase	10/29/2018	6
USD3,553	EUR3,020	Goldman Sachs	10/31/2018	37
USD7,350	BRL30,725	Citibank	11/1/2018	(238)
USD1,070	EUR900	Bank of New York Mellon	1/28/2019	14
USD659	BRL2,700	Bank of America, N.A.	1/28/2019	(3)
USD1,271	BRL5,300	Bank of America, N.A.	1/28/2019	(27)
USD1,134	EUR895	Citibank	3/6/2019	81
EUR615	USD733	Goldman Sachs	3/6/2019	(9)
USD1,439	EUR1,125	Goldman Sachs	3/8/2019	114
USD860	EUR680	Goldman Sachs	3/8/2019	60
USD3,301	EUR2,600	JPMorgan Chase	3/15/2019	237
USD1,841	EUR1,450	JPMorgan Chase	3/15/2019	132
USD7,444	EUR5,900	Citibank	3/29/2019	483
USD5,302	EUR4,190	Citibank	3/29/2019	359
USD2,171	EUR1,695	JPMorgan Chase	3/29/2019	171
USD1,137	EUR900	Citibank	3/29/2019	75
USD1,861	EUR1,465	Goldman Sachs	4/12/2019	131
				$1,036

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $88,255,000, which represented 12.02% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,515,000, which represented .34% of the net assets of the fund.
American Funds Emerging Markets Bond Fund — Page 7 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $58,536,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of September 30, 2018, the fund did not have any interest rate swaps or credit default swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,929,000 and $3,893,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value
American Funds Emerging Markets Bond Fund — Page 8 of 9

unaudited
decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2018, all of the fund’s investments were classified as Level 2.
Key to abbreviations and symbols
ARS = Argentine pesos	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
COP = Colombian pesos	PEN = Peruvian nuevos soles
Dev. = Development	PLN = Polish zloty
DOP = Dominican pesos	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	THB = Thai baht
GHS = Ghanaian cedi	TRY = Turkish lira
IDR = Indonesian rupiah	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
KES = Kenyan shillings	ZAR = South African rand
KRW = South Korean won	ZMW = Zambian kwacha
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
© 2018 Capital Group. All rights reserved.
MFGEFPX-114-1118O-S66159	American Funds Emerging Markets Bond Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2018